Stock Based Compensation - Future Equity-Based Compensation Expense (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2018	$ 455,000
2019	0
2020	0
Total	455,000
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2018	3,225,000
2019	2,347,000
2020	758,000
Total	$ 6,330,000